SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
OCTOBER 31,1997 PROSPECTUS
EFFECTIVE NOVEMBER 1, 1997, Fidelity Advisor California Municipal Income Fund and Fidelity Advisor New York Municipal Income Fund are closed to new and existing accounts.
EFFECTIVE NOVEMBER 1, 1997, Class A, Class T, and Class B of Fidelity Advisor Municipal Bond Fund are closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997.
EFFECTIVE DECEMBER 15, 1997, Fidelity Advisor High Income Municipal Fund will be renamed Fidelity Advisor Municipal Income Fund.
FMR anticipates presenting a proposal in 1997 to the Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund requesting their approval to present shareholders of the fund a proposal to merge the fund into Fidelity Advisor Intermediate Municipal Income Fund. As a result, EFFECTIVE JANUARY 1, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund will be closed to new investors.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 8.
MUNICIPAL FUNDS

      OPERATING EXPENSES   CLASS A   CLASS T   CLASS B   CLASS C


MUNICIPAL    MANAGEMENT FEE                                                            0.40%[A]    0.40%    0.40%   *
BOND

             12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)    0.15%       0.25%    0.90%   *

             OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A)                              1.60%[A]    0.37%    0.52%   *

             TOTAL OPERATING EXPENSES                                                  2.15%       1.02%    1.82%   *





STATE MUNICIPAL FUNDS

         OPERATING EXPENSES                                                       CLASS A     CLASS T   CLASS B   CLASS C

CALIFOR
NIA      MANAGEMENT FEE                                                            0.40%[A]    0.40%     0.40%    *
MUNICIPAL
INCOME

         12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)    0.15%       0.25%     0.90%    *

         OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A)                              1.60%[A]    0.38%     0.95%    *

         TOTAL OPERATING EXPENSES                                                  2.15%       1.03%     2.25%    *

NEW YORK MANAGEMENT FEE                                                            0.40%[A]    0.40%     0.40%    *
MUNICIPAL
INCOME

         12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)    0.15%       0.25%     0.90%    *

         OTHER EXPENSES (AFTER REIMBURSEMENT)                                      1.60%[A]    1.60%     1.60%    *

         TOTAL OPERATING EXPENSES                                                  2.15%       2.25%     2.90%    *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 11.
MUNICIPAL FUNDS


                 EXAMPLES

                               FULL REDEMPTION                                    NO REDEMPTION

                               CLASS A           CLASS T   CLASS B     CLASS C    CLASS B         CLASS C

MUNICIPAL BOND   1 YEAR         $ 68              $ 45      $ 68[A]    *           $ 18           *

                 3 YEARS        $ 112             $ 66      $ 87[A]    *           $ 57           *

                 5 YEARS        $ 157             $ 89      $ 119[A]   *           $ 99           *

                 10 YEARS[B]    $ 284             $ 155     $ 226      *           $ 226          *


STATE MUNICIPAL FUNDS


                              EXAMPLES

                                            FULL REDEMPTION                                    NO REDEMPTION

                                            CLASS A           CLASS T   CLASS B     CLASS C    CLASS B         CLASS C

CALIFORNIA MUNICIPAL INCOME   1 YEAR         $ 68              $ 45      $ 73[A]    *           $ 23           *

                              3 YEARS        $ 112             $ 67      $ 100[A]   *           $ 70           *

                              5 YEARS        $ 157             $ 90      $ 140[A]   *           $ 120          *

                              10 YEARS[B]    $ 284             $ 157     $ 255      *           $ 255          *

NEW YORK MUNICIPAL INCOME     1 YEAR         $ 68              $ 57      $ 79[A]    *           $ 29           *

                              3 YEARS        $ 112             $ 103     $ 120[A]   *           $ 90           *

                              5 YEARS        $ 157             $ 151     $ 173[A]   *           $ 153          *

                              10 YEARS[B]    $ 284             $ 284     $ 296      *           $ 296          *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 12.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



      CLASS A   EFFECTIVE DATE CLASS T   EFFECTIVE DATE         CLASS B   EFFECTIVE DATE         CLASS C   EFFECTIVE DATE

MUNICIPAL BOND
        2.15%    1/1/98         2.25%    1/1/98                  2.90%    1/1/98                 *         *

CALIFORNIA MUNICIPAL INCOME
        2.15%    1/1/98         2.25%    1/1/98                  2.90%    1/1/98                 *         *

NEW YORK MUNICIPAL INCOME
        2.15%    1/1/98         2.25%    1/1/98                  2.90%    1/1/98                 *         *


* FUND DOES NOT OFFER CLASS C SHARES.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:
      OTHER EXPENSES                     TOTAL OPERATING EXPENSES


                              CLASS A     CLASS T     CLASS B     CLASS C    CLASS A     CLASS T     CLASS B     CLASS C

MUNICIPAL BOND                 2.80%[A]    (DAGGER)    (DAGGER)   *           3.35%[A]    (DAGGER)    (DAGGER)   *

CALIFORNIA MUNICIPAL INCOME    2.01%[A]    (DAGGER)    (DAGGER)   *           2.56%[A]    (DAGGER)    (DAGGER)   *

NEW YORK MUNICIPAL INCOME      1.95%[A]    1.97%       2.42%      *           2.50%[A]    2.62%       3.72%      *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS SHOWN IN THE FIRST TABLE ABOVE.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "High Income Municipal Fund" in "Investment Principles and Risks" on page 68.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" on page 69.
Each of Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
The following information supplements the information found in "Sales Charge Reductions and Waivers" on page 91.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
6. Purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
The following information supplements the information found in "Sales Charge Reductions and Waivers" on page 92.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
15. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
For purposes of load waiver (10), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
The following information supplements the information found in "Sales Charge Reductions and Waivers" on page 92.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
4. (APPLICABLE TO CLASS B ONLY) In connection with Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts that are closed prior to December 31, 1997.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS OCTOBER 31,1997 PROSPECTUS
EFFECTIVE NOVEMBER 1, 1997, Fidelity Advisor California Municipal Income Fund and Fidelity Advisor New York Municipal Income Fund are closed to new and existing accounts.
EFFECTIVE NOVEMBER 1, 1997, Institutional Class of Fidelity Advisor Municipal Bond Fund is closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997. EFFECTIVE DECEMBER 15, 1997, Fidelity Advisor High Income Municipal Fund will be renamed Fidelity Advisor Municipal Income Fund.
FMR anticipates presenting a proposal in 1997 to the Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund requesting their approval to present shareholders of the fund a proposal to merge the fund into Fidelity Advisor Intermediate Municipal Income Fund. As a result, EFFECTIVE JANUARY 1, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund will be closed to new investors.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" beginning on page 7. MUNICIPAL FUNDS





      OPERATING EXPENSES         EXAMPLES

MUNICIPAL BOND   MANAGEMENT FEE              0.40%[A]   1 YEAR     $ 16

                 12B-1 FEE                  NONE        3 YEARS    $ 49

                 OTHER EXPENSES              1.14%[A]   5 YEARS    $ 84

                 TOTAL OPERATING EXPENSES    1.54%      10 YEARS   $ 183

STATE MUNICIPAL FUNDS





      OPERATING EXPENSES         EXAMPLES


CALIFORNIA MUNICIPAL INCOME   MANAGEMENT FEE                           0.40%   1 YEAR     $ 9

                              12B-1 FEE                               NONE     3 YEARS    $ 27

                              OTHER EXPENSES                           0.45%   5 YEARS    $ 47

                              TOTAL OPERATING EXPENSES                 0.85%   10 YEARS   $ 105

NEW YORK MUNICIPAL INCOME     MANAGEMENT FEE                           0.40%   1 YEAR     $ 20

                              12B-1 FEE                               NONE     3 YEARS    $ 63

                              OTHER EXPENSES  (AFTER REIMBURSEMENT)    1.60%   5 YEARS    $ 108

                              TOTAL OPERATING EXPENSES                 2.00%   10 YEARS   $ 233


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 9.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                       EFFECTIVE
                                       DATE

MUNICIPAL BOND                 2.00%   1/1/98

CALIFORNIA MUNICIPAL INCOME    2.00%   1/1/98

NEW YORK MUNICIPAL INCOME      2.00%   1/1/98

EFFECTIVE JANUARY 1, 1998, the following information replaces similar information found in "Expenses" on page 9.
If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                       OTHER EXPENSES                   TOTAL OPERATING EXPENSES

TECHNOQUANT GROWTH[A]                                    7.03%                                      7.63%

MID CAP                                                  2.64%                                      3.24%

LARGE CAP                                                1.94%                                      2.54%

GROWTH & INCOME[A]                                       0.78%                                      1.28%

BALANCED                                                 0.56%                                      1.01%

STRATEGIC INCOME                                         0.96%                                      1.55%

MORTGAGE SECURITIES[A]                                   4.13%                                      4.57%

GOVERNMENT INVESTMENT                                    0.38%                                      0.83%

SHORT FIXED-INCOME                                       0.55%                                      1.00%

HIGH INCOME MUNICIPAL                                    3.86%                                      4.26%

INTERMEDIATE MUNICIPAL INCOME                            0.44%                                      0.84%

SHORT-INTERMEDIATE MUNICIPAL INCOME                      13.15%                                     13.55%

NEW YORK MUNICIPAL INCOME                                3.43%                                      3.83%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "High Income Municipal Fund" in "Investment Principles and Risks" on page 31.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" beginning on page 32.
Each of Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS:
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
OCTOBER 31, 1997
STATEMENT OF ADDITIONAL INFORMATION

EFFECTIVE NOVEMBER 1, 1997, Fidelity Advisor California Municipal Income Fund and Fidelity Advisor New York Municipal Income Fund are closed to new and existing accounts.
   EFFECTIVE NOVEMBER 1, 1997, Class A, Class T, Class B, and Institutional Class of Fidelity Advisor Municipal Bond Fund are closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997.
   EFFECTIVE DECEMBER 15, 1997, Fidelity Advisor High Income Municipal Fund will be renamed Fidelity Advisor Municipal Income Fund.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 128.
CLASS A SHARES ONLY
6. to shares purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to
$10,000   ; shareholders are entitled to this waiver after the
original load waiver certificate is received by FIIOC.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 129.
CLASS T SHARES ONLY
15. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to
$10,000   ; shareholders are entitled to this waiver after the
original load waiver certificate is received by FIIOC    .
   For purposes of load waiver (10), certain broker-dealers that otherwise meet qualifications and asset minimums established by FDC are not required to sign a participation agreement.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 130.
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (4) (APPLICABLE TO CLASS B ONLY) in connection with Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts that are closed prior to December 31, 1997.